STOCKHOLDERS' EQUITY (Details) (USD $)	0 Months Ended				9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Dec. 20, 2012	Dec. 05, 2012	Aug. 17, 2012	Aug. 30, 2011	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012 Empire Technologies, LLC	Apr. 30, 2012 Empire Technologies, LLC
STOCKHOLDERS' EQUITY
Common Stock, shares authorized			100,000,000		100,000,000	100,000,000	4,000,000
Common Stock, par value			$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Gain on troubled debt restructuring				$ 121,934			$ 121,934
Forward split conversion ration			11.78299032
Common Stock, shares issued			30,005,184		44,496,699	35,192,045	30,005,185
Debt converted into common stock (as a percent)		100.00%
Conversion price (in dollars per share)		$ 0.25
Amount of debt converted into common stock	1,296,715				1,709,291	1,296,715
Amount of accrued interest on debt converted into common stock	875
Share of common stock issued as conversion of debt instrument (in shares)	5,186,860
Accrued interest forgiven	84,581
Stockholders' Equity
Membership interest sold (as a percent)								50.00%
Consideration paid to LVS for purchase of remaining ownership in Empire									$ 10
Ownership interest (as a percent)								100.00%